Summary of significant accounting policies	9 Months Ended
Sep. 30, 2022
Summary of significant accounting policies
Summary of significant accounting policies

2.Summary of significant accounting policies

Principles of Combination

The accompanying condensed combined financial statements include the accounts of Grey Rock III-A, Grey Rock III-B Holdings, Grey Rock III-B and Grey Rock PLP III all of which share common ownership and management. All inter-entity balances and transactions have been eliminated in combination.

Basis of Presentation

The condensed combined balance sheet as of December 31, 2021 was derived from the audited combined financial statements, and the unaudited interim condensed combined financial statements as of September 30, 2022 and for the three and nine month periods ended September 30, 2022 and 2021, provided herein have been prepared in accordance with the instructions for the Securities and Exchange Commission’s (“SEC’s”) Form 10-Q and Article 10 of Regulation S-X.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to rules and regulations of the SEC. However, in the Partnership’s opinion, the disclosures made therein are adequate to make the information presented not misleading. The Partnership believes these condensed combined financial statements include all normal recurring adjustments necessary to fairly present the results of the interim periods. The condensed combined statements of income for the three and nine months ended September 30, 2022 and the condensed combined results of cash flows for the nine months ended September 30, 2022 are not necessarily indicative of the combined statements of income and results of cash flows that might be expected for the entire year. These condensed combined financial statements and the accompanying notes should be read in conjunction with the audited combined financial statements and the notes thereto for the year ended December 31, 2021. The Partnership operates in a single operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Partnership’s chief operating decision maker allocates resources and assesses performance based upon financial information at the Partnership level.

Fair Value

The Partnership has adopted and follows Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value. ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Partnership’s financial assets and liabilities, such as due from related parties, revenue receivable, related party payable, accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments.

Revenue Receivable

Revenue receivable is comprised of accrued natural gas and crude oil sales. The operators remit payment for production directly to the Partnership. There have been no credit losses to date. In the event of complete non-performance by the Partnership’s customers, the maximum exposure to the Partnership is the outstanding revenue receivable balance at the date of non-performance. The Partnership writes off specific accounts receivable when they become uncollectible. For the three and nine months ended September 30, 2022 and 2021, the Partnership had no bad debt expense, and did not record an allowance for doubtful accounts.

Other Assets

Other assets are comprised of payments made in advance for services deemed to have future value to the Partnership and fees that were capitalized in connection to the Business Combination. Capitalized fees were $4,098 thousand and zero as of September 30, 2022 and December 31, 2021, respectively. Prepaid expenses were zero and $70 thousand as of September 30, 2022 and December 31, 2021, respectively.

Revenue Recognition

The Partnership’s revenues are primarily derived from its interests in the sale of oil and natural gas production. The Partnership recognizes revenue from its interests in the sales of oil and natural gas in the period that its performance obligations are satisfied.

Performance obligations are satisfied when the customer obtains control of product and when the Partnership has no further obligations to perform related to the sale. The Partnership receives payment from the sale of oil and natural gas production from one to three months after delivery. The transaction price is variable as it is based on market prices for oil and natural gas, less revenue deductions such as gathering, transportation and compression costs. Management has determined that the variable revenue constraint is overcome at the date control passes to the customer since the variable consideration to be received can be reasonably estimated based on daily market prices and historical transportation charges. At the end of each month, amounts due from customers are accrued in revenue receivable in the balance sheets. Variances between the Partnership’s estimated revenue and actual payments are recorded in the month the payment is received; however, differences have been and are insignificant.

The Partnership does not disclose the value of unsatisfied performance obligations under its contracts with customers as it applies the practical expedient in accordance with ASC 606. The expedient, as described in ASC 606-10-50-14(a), applies to variable consideration that is recognized as control of the product is transferred to the customer. Since each unit of product represents a separate performance obligation, future volumes are wholly unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required.

A wellhead imbalance liability equal to the Partnership’s share is recorded to the extent that the Partnership’s well operators have sold volumes in excess of its share of remaining reserves in an underlying property. However, in each of the three and nine months ended September 30, 2022 and 2021, the Partnership’s oil and natural gas production was in balance, meaning its cumulative portion of oil and natural gas production taken and sold from wells in which it has an interest equaled its entitled interest in oil and natural gas production from those wells.

Non-operated crude oil and natural gas revenues – The Partnership’s proportionate share of production from non-operated properties is generally marketed at the discretion of the operators. For non-operated properties, the Partnership receives a net payment from the operator representing its proportionate share of sales proceeds which is net of transportation and production tax costs incurred by the operator, if any. Such non-operated revenues are recognized at the net of transportation costs which is the amount of proceeds to be received by the Partnership during the month in which production occurs and it is probable the Partnership will collect the consideration it is entitled to receive. Proceeds are generally received by the Partnership within one to three months after the month in which production occurs. The Partnership’s disaggregated revenue has two revenue sources, which are oil sales, and natural gas and NGL sales. Oil sales for the three months ended September 30, 2022 and 2021 were approximately $61,607 thousand and $40,376 thousand, respectively. Natural gas and NGL sales for the three months ended September 30, 2022 and 2021 were approximately $28,587 thousand and $15,341 thousand, respectively. Oil sales for the nine months ended September 30, 2022 and 2021 were approximately $197,332 thousand and $104,700 thousand, respectively. Natural gas and NGL sales for the nine months ended September 30, 2022 and 2021 were approximately $65,931 thousand and $37,932 thousand, respectively.

Substantially all of the Partnership’s oil and natural gas sales currently come from four geographic areas in the United States: the Eagle Ford Basin (Texas), the Permian Basin (Texas), the Denver-Julesburg “DJ” Basin (Colorado) and the Bakken Basin (Montana/North Dakota). The following tables present the disaggregation of the Partnership’s oil revenues and natural gas and NGL revenues by basin for the three and nine months ended September 30, 2022 and 2021.

	Three months ended September 30, 2022
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$11,891	$65,997	$8,271	$4,035

	Three months ended September 30, 2021
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$4,575	$39,252	$10,726	$1,164

	Nine months ended September 30, 2022
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$35,978	$186,853	$30,370	$10,062

	Nine months ended September 30, 2021
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$22,002	$97,926	$19,801	$2,903

Income Taxes

Because the Partnership is a limited partnership, the income or loss of the Partnership for federal and state income tax purposes is generally allocated to the partners in accordance with the Partnership’s formation documents, and it is the responsibility of the partners to report their share of taxable income or loss on their separate income tax returns. Accordingly, no recognition has been given to federal or state income taxes in the accompanying condensed combined financial statements.

The Partnership is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Partnership recording a tax liability that reduces ending partners’ capital. Based on its analysis, the Partnership has determined that it has not incurred any liability for unrecognized tax benefits as of September 30, 2022 and December 31, 2021. However, the Partnership’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Partnership recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest or penalties were recognized for the three and nine months ended September 30, 2022 and 2021.

The Partnership files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Partnership is subject to income tax examinations by major taxing authorities during the period since inception.

The Partnership may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Partnership’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Reclassifications

Certain reclassifications have been made to prior period amounts to conform to the current period presentation.

Use of Estimates

The preparation of the condensed combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed combined financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates of reserves are used to determine depletion and to conduct impairment analysis. Estimating reserves is inherently uncertain, including the projection of future rates of production and the timing of development expenditures. Additional significant estimates include impairment testing, derivative instruments and hedging activity, and asset retirement obligations. Actual results could differ from those estimates.

Recently Issued and Applicable Accounting Pronouncements

The FASB issued ASU No. 2016-02, “Leases (Topic 842)” which requires all leases greater than one year to be recognized as assets and liabilities. This ASU also expands the required quantitative and qualitative disclosures surrounding leases. Oil and gas leases are excluded from the guidance. The Partnership adopted this ASU on January 1, 2022, and there was no material impacts to the condensed combined financial statements.

The FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which introduces guidance for estimating credit losses on certain types of financial instruments based on expected losses and the timing of the recognition of such losses. This guidance becomes effective beginning on January 1, 2023, however, the impact is not expected to be material.